Segment disclosure (Tables)	6 Months Ended
Jun. 30, 2023
Segment disclosure
Schedule of Revenue by Geography

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Australia[1]	$16,821	$12,338	$26,902	$25,630
United States[2]	6,462	733	12,423	1,206
Peru[3]	8,165	10,049	22,290	22,402
Canada[4]	4,118	4,022	7,840	8,147
Mongolia[5]	5,617	4,846	11,727	5,616
South Africa[5]	3,163	3,377	6,037	7,609
Mexico[6]	2,975	—	5,903	—
Colombia[5]	2,825	1,125	5,617	3,635
Others[7]	2,445	—	4,121	—
Total revenue	$52,591	$36,490	$102,860	$74,245
1	Includes revenue from streams for the three months ended June 30, 2023 of $9,005 (2022: $6,340) and six months ended June 30, 2023 of $14,195 (2022: $13,210), revenue from royalties for the three months ended June 30, 2023 of $7,816 (2022: $5,998) and six months ended June 30, 2023 of $12,707 (2022: 12,420).
2	Includes revenue from streams for the three months ended June 30, 2023 of $5,546 (2022: $733) and six months ended June 30, 2023 of $10,998 (2022: $1,206), revenue from royalties for the three months ended June 30, 2023 of $916 (2022: nil) and six months ended June 30, 2023 of $1,425 (2022: nil).
3	Includes revenue from streams for the three months ended June 30, 2023 of $8,012 (2022: $10,049) and six months ended June 30, 2023 of $21,988 (2022: $22,402), revenue from royalties for the three months ended June 30, 2023 of $153 (2022: nil) and six months ended June 30, 2023 of $302 (2022: nil).
4	Includes revenue from streams for the three months ended June 30, 2023 of $1,989 (2022: $2,287) and six months ended June 30, 2023 of $4,124 (2022: $4,630), revenue from royalties for the three months ended June 30, 2023 of $2,129 (2022: $1,735) and six months ended June 30, 2023 of $3,716 (2022: $3,517).
5	All revenue from streams.
6	Includes revenue from streams for the three months ended June 30, 2023 of $1,389 (2022: nil) and six months ended June 30, 2023 of $2,655 (2022: nil), revenue from royalties for the three months ended June 30, 2023 of $1,586 (2022: nil) and six months ended June 30, 2023 of $3,248 (2022: nil).
7	Includes revenue from streams for the three months ended June 30, 2023 of $1,333 (2022: nil) and six months ended June 30, 2023 of $2,811 (2022: nil), revenue from royalties for the three months ended June 30, 2023 of $1,112 (2022: nil) and six months ended June 30, 2023 of $1,310 (2022: nil).